Schedule 1 - Registrant's Condensed Financial Statements (Details 5) (USD $) In Millions, unless otherwise specified	0 Months Ended			0 Months Ended		0 Months Ended
	Jul. 29, 2013	Jul. 29, 2013 Subsequent events	Jun. 13, 2013 Subsequent events CD&R	Jul. 29, 2013 Parent Company Subsequent events	Jun. 13, 2013 Parent Company Subsequent events CD&R	Apr. 02, 2013 Parent Company Subsequent events Envision Healthcare Intermediate Corporation
Registrant's Condensed Financial Statements
Dividend declared and paid						$ 20.8
Termination fee for consulting agreement in connection with the consummation of the IPO			$ 20		$ 20
Stock split ratio	9.3	9.3		9.3